Reportable Segments (Tables) - Successor [Member]	4 Months Ended
Sep. 30, 2018
Schedule of Segment Reporting, Information On Revenues and Long-lived Assets

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Production Services	$88,666	$117,268	$112,295	$59,164	$164,493
Drilling and Evaluation Services	56,914	73,298	24,732	11,289	29,288
Total	$145,580	$190,566	$137,027	$70,453	$193,781

Long-lived asset

	Successor (NESR)	Predecessor (NPS)
	2018	2017
	September 30	December 31
Reportable Segment
Production Services	$196,232	$180,289
Drilling and Evaluation Services	95,019	58,923
Unallocable Assets	13,476	25,057
Total	$304,727	$264,269

EBITDA

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Production Services	$33,180	$41,952	$36,836	$21,252	$58,463
Drilling and Evaluation Services	17,630	18,905	3,267	1,618	3,277
Unallocated Costs	(6,770)	(13,453)	(9,651)	(1,973)	(6,786)
Total	$44,040	$47,404	$30,452	$20,897	$54,954

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Net Income	$16,157	$12,190	$6,736	$10,680	$20,939
Add:
Income taxes	3,989	2,960	2,342	(313)	1,641
Interest expense, net	6,199	8,099	4,090	712	3,985
Depreciation and amortization	17,695	24,155	17,284	9,818	28,389
Total EBITDA	$44,040	$47,404	$30,452	$20,897	$54,954

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Geographic Area
MENA	$143,914	$188,488	$134,479	$69,585	$190,982
Other Countries	1,666	2,078	2,548	868	2,799
Total	$145,580	$190,566	$137,027	$70,453	$193,781

Long-lived assets by geographic area

	Successor (NESR)	Predecessor (NPS)
	2018	2017
	September 30	December 31
Geographic Area
MENA	$295,987	$258,382
Other Countries	8,740	5,887
Total	$304,727	$264,269